Leases (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease, Payments	$ 1.1
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Terms	10 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Remaining Lease Terms	1 year